Income tax expense	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Income tax expense
(31)	Income tax expense

Assets and liabilities for taxes as of December 31, 2018 and 2017 are as follows:

	December 31, 2018	December 31, 2017
Current income tax – assets	$152,601	$78,434
Current VAT-assets	72,857	33,318
Other taxex-current	6,456	2,609

Total current tax – assets	$231,914	$114,361
Non Current income tax – assets	19	136,301

Total tax – assets	$231,933	$250,662

Current income tax – liabilities	$(26,702)	$(31,935)

(a)	Income tax expense components

The major components of income tax expense for the years ended December 31, 2018, 2017 and 2016 are:

Consolidated statement of comprehensive income

	December 31, 2018	December 31, 2017	December 31, 2016
Current income tax:
Current income tax charge	$24,208	$32,934	$28,114
Adjustment in respect of current income tax of previous year	2,943	2,225	(666)
Deferred tax expense:
Relating to origination and reversal of temporary differences	(6,938)	(15,050)	6,642

Income tax expense reported in the income statement	$20,213	$20,109	$34,090

Consolidated statement of other comprehensive income

	December 31, 2018	December 31, 2017	December 31, 2016
Hedging reserves	$—	$3,558	$(3,558)
Reserves relating to actuarial gains and losses	(39)	(15,018)	4,289

Income tax charged directly to other comprehensive income	$(39)	$(11,460)	$731

(b)	Tax Rate reconciliation in accordance with the Tax Provisions and the Effective Rate

Current Colombian tax legislation applicable to dominant company in its subsidiaries:

•	The income tax rate applicable for 2017 and 2018 is 40% and 37% respectively (including the 6%- and 4%-income tax overcharge, respectively).

•	For the years 2017 and 2018, the presumptive income to determine the income tax cannot be less than 3.5% of the net equity on the last day of the immediately preceding taxable year.

•	From 2017, tax losses may be compensated with ordinary liquid income obtained in the following 12 taxable periods.

•	Excess of presumptive income can be compensated in the following 5 taxable periods.

•	The tax for occasional income is taxed at the 10% rate

Standards in other countries

Subsidiary companies in Ecuador must pay a capital gains tax at a 28% rate. For subsidiaries in Costa Rica, México, Salvador and Peru the rate is 30% , in Guatemala the rate is 25%.

Funding Law - (Tax reform)-Colombia

On December 28, 2018, Law 1943 was issued (Funding Law), by which new rules were introduced in tax regulation, the most relevant aspects are presented below:

•

Progressive reduction in the income tax and corporate complementary rates as follows: taxable year 2019, 33% rate; 2020 taxable year, 32% rate; 2021 taxable year, 31% rate; and since the taxable year 2022, 30% rate.

•	Progressive reduction of presumptive tax as follows: taxable year 2018, rate of 3.5%; 2019 taxable year, 1.5% rate; 2020 taxable year, 1.5% rate; And since the taxable year 2020, 0% rate.

A general rule determines that 100% of taxes, fees and contributions paid in the taxable year will be deductible, if it has causal relationship with the generation of income except for the income tax.

•

50% of the industry and commerce tax may be deductible from the income tax in the taxable year in which it is effectively paid and to the extent that it has a causal relation with its economic activity. As of the year 2022 it can be discounted 100%.

The value-added tax (IVA) on import, training, construction or acquisition of real productive fixed assets including services can be considered as a discount on income tax for those responsible for sales tax.

•

The capitalization rule is modified, indicating that the maximum amount of indebtedness will be the liquid equity of the previous year, multiplied by two (previously was multiplied by three), it is necessary that the indebtedness must correspond to loans with residents and non-residents. This rule does not apply to the industries supervised by the Superintendencia Financiera, factoring companies, companies in the unproductive period, in the cases of financing of transport infrastructure projects and financing of infrastructure projects of public services.

•	In reference to the dividend tax, the following modifications were made:

•	The withholding tax rate on untaxed dividends was increased to 7.5%, in favor of companies and foreign entities, non-residents and permanent establishments.

•

The applicable table to untaxed dividends for the benefit of individuals residing in the country and illiquid successions of the decedents in the country was modified, establishing a marginal rate of 15% for dividends that exceed 300 UVT ($ 10,281,000, for the year 2019).

•

It was established that the taxed dividends will be determined: (i) applying the tax income rate in the year in which they are decreed (33% year 2019, 32% year 2020, 31% year 2021, and 30% year 2022) and (ii) for the remainder, the rate corresponding to the non-taxed dividend will be applied, depending on the beneficiary (if the person is a resident or illiquid successor of the resident originator, the table will be applied and for all other cases, the 7.5% rate will apply).

•	It established a Tax regime on dividends decreed for the first time to national companies, which will be transferable to the final beneficiary, a resident or an investor resident abroad.

•

The dividends decreed with a charge to profits of the years 2016 and previous will keep the current treatment in that moment; and the profits for the years 2017 and 2018 will be governed by the rates set forth in Law 1819 of 2016 and will be decreed as enforceable before December 31, 2018, otherwise, it will adhere to the new rules of the Law of Financing.

•

Stipulated a new mega-investment regime applicable to income taxpayers that increase de employment on 250 direct jobs and make investments in Colombia in property, plant and equipment that are productive or have the potential to be, for an equal or higher value to 30 million UVT ($ 1,028,100 million in 2019). The law has a series of tax incentives for these investments: income tax rate of 27%; depreciation of fixed assets for a minimum term of 2 years; not subject to estate tax or presumed income; special rates for taxation on taxable dividends that are decreed, among others.

Taxpayers who make Mega-Inversions may sign tax stability settlement with the State to stabilize the fiscal conditions of the aforementioned regime for a term of 20 years. This regime does not apply to companies related to the exploitation of non-renewable natural resources.

Under the Colombian tax bill, it is possible the early termination – or extraordinary termination – of the legal processes by the Tax Authorities, through the following mechanisms: 1. Termination by Mutual Agreement and 2. Tax court settlement (known as “Conciliación Contencioso Administrativa”), by the payment of the 100% or the 50% of the tax payable, depending on the administrative act object of discussion and, obtaining a debt forgiveness, in a proportion of the interests, sanctions and updates, that varies depending on the moment in which the process is found.

For the Tax court settlement, the interested may request it until September 30, 2019 and sign the minutes no later than October 31, 2019. For the Terminations by Mutual Agreement the interested may request its implementation until October 31, 2019.

A reconciliation between tax expense and the product of accounting profit multiplied by domestic tax rate for the years ended December 31, 2018, 2017 and 2016 is as follows:

	December 31, 2018		December 31, 2017		December 31, 2016
Accounting profit after income tax		$1,143		$82,032		$44,186
Total, income tax expense		20,213		20,109		34,090

Profit before income tax		$21,356		$102,141		$78,276

Income tax at Colombian statutory rate	37.00%	7,902	40.00%	40,856	40.00%	31,311
Tax credit (1)	0.0%	—	0.00%	—	(5.74%)	(4,493)

Productive fixed assets special deduction	(267.99%)	(57,229)	(44.91%)	(45,868)	(22.10%)	(17,299)
Permanent differences (2)	(96.90%)	(20,694)	138.54%	141,508	(346.48%)	(271,209)
Non–deductible taxes	15.98%	3,413	3.06%	3,124	15.01%	11,749
Effect of tax exemptions and tax rates in foreign jurisdictions	253.27%	54,086	(118.26%)	(120,797)	71.56%	56,014
Non recognized deferred tax assets	402.02%	85,852	(141.93%)	(144,965)	248.77%	194,732
Losses of tax reversion	0.0%	—	184.69%	188,640	0.00%	—
Exchange rate differences	(304,23)%	(64,969)	(48.56%)	(49,595)	107.20%	83,916
Prior year expenses	(5.83%)	(1,245)	0.00%	—	0.00%	—
Changes in tax rates	61.33%	13,097	(2.24%)	(2,292)	(51.58%)	(40,377)
Other	0.0%	—	9.30%	9,498	(13.10%)	(10,254)

	94.65%	$20,213	19.69%	$20,109	43.55%	$34,090

(1)

Airline companies in Colombia are entitled to a tax credit or discount for income tax purposes based on the proportion between the international flight’s income and total income of the Company during the year. The legislative purpose of this tax provision is to limit the Company’s exposure to double taxation on their worldwide income in Colombia, therefore limiting the tax expense to local Colombian source income.

The tax reform contained in the Law 1819 of 2016 eliminates the tax credit for air or marine international transportation above noted, therefore in Tampa Cargo S.A.S. such tax credit will only be applicable until tax year 2016, however due to Avianca’s Stabilization Agreement the credit will be available to offset until tax year 2028.

(2)

This item includes various permanent differences for Corporate Income Tax purposes in Colombia. These permanent differences include nontaxable gains and losses on the sale of property, plant and equipment, nontaxable revenues and other items.

(c) Subsidiaries Investments

Because Avianca S.A. and Tampa Cargo S.A.S. are the dominant companies in their subsidiaries and are able to control the future moment in which the temporary difference related to their investments in such subsidiaries can be reversed. Consequently, and in accordance with the exception permitted by paragraphs 39 and 44 of IAS 12, deferred tax liabilities with respect to temporary differences of investments in subsidiaries, were not recognized for a value of US $60 million as of December 31. 2018, for the year 2017 this figure amounted to US $61 million.

(d) Tax Credits

As of December 31 2018, the Company’s subsidiaries have tax loss carryforwards of approximately $416,993 ($141,878, 2017) and excess of presumptive income tax of approximately $9,766 ($10,635, 2017), which are available to offset in future taxable income in the relevant jurisdictions, if any, where appropriate. The main tax loss carryforwards, belong to Subsidiaries , are in Colombia for $352,863 ($102,611, 2017), which expier in 2031.

The Company has deferred tax asset corresponding to the aforementioned tax losses for $127,707 ($48,955, 2017). However, according to the Company’s financial projections no tax income will be generated for the next 5 years to allow the compensation of the deferred tax assets. Therefore, said deferred tax assets has only been recognized by an amount up to the concurrence of deferred tax liabilities, according to IAS12 paragraph 35.

(e) Deferred tax by type of temporary difference

The differences between the carrying value of assets and liabilities and the tax bases, lead to temporary differences that generate deferred taxes, calculated and registered in the periods December 31, 2018 and December 31, 2017 applying the tax rate for the taxable year in which those temporary differences will be reversed.

Consolidated Statement of Financial Position

	December 31, 2018	December 31, 2017	Variation
Assets (liabilities)
Accounts payable	$88,920	$—	$88,920
Deposits and other assets	(11,481)	(24,379)	12,898
Aircraft maintenance	(3,573)	(43,973)	40,400
Pension liabilities	3,089	(525)	3,614
Provisions	19,037	103,830	(84,793)
Loss carry forwards	603	8,670	(8,067)
Non-monetary ítems	(49,343)	(29,231)	(20,112)
Intangible assets	(8,220)	(11,534)	3,314
Other	(32,896)	(2,703)	(30,193)

Net deferred tax assets / (liabilities)	$6,136	$155	$5,981

The analysis of deferred tax assets and liabilities as of December 31, 2018 and December 31, 2017 is as follows:

Reflected in the statement of financial position as follows:

Deferred tax assets	$24,573	$25,969	(1,396)
Deferred tax liabilities	(18,437)	(25,814)	7,377

Deferred tax assets (liabilities) net	$6,136	$155	$5,981

In accordance with paragraph 74 of IAS 12, the Company has compensated the deferred tax assets and liabilities for presentation purposes in the Statement of Financial Position. The impact of this application, in consideration of the quantitative analysis and economic facts involved, does not significantly alter and is not relevant regarding to the Statement of Financial Position.

Reconciliation of deferred tax assets net

	December 31, 2018	December 31, 2017
Opening balance as of January 1,	$155	$(14,507)
Tax income during the period recognized in profit or loss	6,938	15,050
Tax income during the period recognized in other comprehensive income	(40)	(155)
Deferred taxes acquired in business combinations
Exchange differences	(917)	(233)

Closing balance as of December 31	$6,136	$155

(f)	Transfer pricing

The Group’s companies prepared transfer-pricing studies about transactions within and between enterprises under common ownership or control during fiscal year 2017. There were no adjustments to taxable income or deductible expenses that affected the Group, due to these studies. Although the Group is currently working on the transfer pricing studies for 2018, we don’t anticipate any significant changes in contrast with fiscal year 2017.

(g)	Position due to tax uncertainties

For the financial statements as of December 31, 2018 and December 31 2017, has been analyzed the tax positions adopted in the tax statements still subject to review by the Tax Authority, in order to identify uncertainties associated with a difference between such positions and those of the Tax Administration. According to the evaluations compiled, no events have been identified that lead to the recording of additional provisions for this concept.